SSgA FUNDS

SUPPLEMENT DATED AUGUST 1, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

(AS SUPPLEMENTED THROUGH JUNE 29, 2012)

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)

Information appearing in the Prospectus with regard to the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund (each, a “fund” or collectively, the “funds”) is hereby amended as follows:

1.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA Money Market Fund on page 2 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

2.    The table entitled “Annual Fund Operating Expenses” regarding the SSgA U.S. Government Money Market Fund on page 5 is amended to add a footnote to the line item “Total Annual Fund Operating Expenses” as follows:

* The fund’s investment advisor may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

3.    The second paragraph under the “Investment Management Fees” section on page 91 is deleted and replaced in its entirety with the following:

In addition to any contractual expense limitation for a money market fund which is described in the Fund Summary section, the Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA Money Market Fund’s and the SSgA U.S. Government Money Market Fund’s future yield. There is no guarantee that either the SSgA Money Market Fund or the SSgA U.S. Government Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a fund, without limitation.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

COMBOSTPROSUP3

SSgA FUNDS

SUPPLEMENT DATED AUGUST 1, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

SSgA U.S. TREASURY MONEY MARKET FUND (TICKER SYMBOL: SVTXX)	SSgA PRIME MONEY MARKET FUND (TICKER SYMBOL: SVPXX)

Information appearing in the Prospectus with regard to the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund (each, a “fund” or collectively, the “funds”) is hereby amended as follows:

1.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA U.S. Treasury Money Market Fund on page 2 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the fund’s investment advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

2.    The footnote to the table entitled “Annual Fund Operating Expenses” regarding the SSgA Prime Money Market Fund on page 4 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive 0.05% of its 0.15% management fee. Additionally, the fund’s investment advisor is further contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

3.    The second paragraph under the “Investment Management Fees” section on page 11 is deleted and replaced in its entirety with the following:

In addition to any contractual expense limitation for a fund which is described in the Fund Summary section, the Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a money market fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA U.S. Treasury Money Market Fund’s and the SSgA Prime Money Market Fund’s future yield. There is no guarantee that either the SSgA U.S. Treasury Money Market Fund or the SSgA Prime Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a fund, without limitation.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IMMSTATPROSUP1

SSgA FUNDS

SUPPLEMENT DATED AUGUST 1, 2012

TO

PROSPECTUS

DATED DECEMBER 14, 2011

SSgA MONEY MARKET FUND

(TICKER SYMBOL: SSMXX)

Information appearing in the Prospectus with regard to the SSgA Money Market Fund (the “fund”) is hereby amended as follows:

1.    The footnote to the table entitled “Annual Fund Operating Expenses” on page 1 is deleted and replaced in its entirety with the following:

* The fund’s investment advisor is contractually obligated until December 31, 2012 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. The fund’s investment advisor may also reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time in the investment advisor’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse its investment advisor for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. The investment advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation.

2.    The second paragraph under the “Investment Management Fees” section on page 6 is deleted and replaced in its entirety with the following:

In addition to the contractual expense limitation for the fund which is described in the Fund Summary section, the Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for the fund (the “Voluntary Reduction”) which may vary from time to time and from fund to fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund has agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the fund on that day; to the extent that the amount of such reimbursement would cause the fund’s net yield to fall below the fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA Money Market Fund’s future yield. There is no guarantee that the SSgA Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a fund, without limitation.

The remainder of the Prospectus remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MMFSTATPROSUP1